Expense Example - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2055 Fund	May 30, 2023 USD ($)
Fidelity Freedom Index 2055 Fund - Institutional Premium Class
Expense Example:
1 year	$ 8
3 years	26
5 years	45
10 years	103
Fidelity Freedom Index 2055 Fund - Premier Class
Expense Example:
1 year	6
3 years	19
5 years	34
10 years	$ 77